UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-05083

           WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2005

ITEM 1: REPORT TO SHAREHOLDERS.

                                                                  VAN ECK GLOBAL

                                                       Worldwide Insurance Trust

                               [GRAPHIC OMITTED]
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005





                                                 WORLDWIDE EMERGING MARKETS FUND












                          GLOBAL INVESTMENTS SINCE 1955

The information in the shareholder letter represents the personal opinions of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Fund's holdings, the Fund's performance, and the views of the portfolio manager are as of June 30, 2005 and are subject to change.

                         WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------
Dear Shareholder:

The Initial Class shares of the Van Eck Worldwide Emerging Markets Fund gained 7.33% for the six months ended June 30, 2005. In comparison, emerging markets in general returned 6.26% for the same period, as measured by the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index).(1)

MARKET AND ECONOMIC REVIEW

Overall, the emerging markets' performance for the first half of 2005 was resilient in the face of several headwinds, including a flattening U.S. yield curve, rising short-term interest rates, a global economic slowdown, U.S. dollar volatility, heightened inflation pressures, falling commodity prices and rising oil prices. Together, these factors led to growing investor risk aversion. However, ample market liquidity, improved fundamentals within the emerging markets and, late in the period, better economic data from the U.S. more than offset these usual drawbacks and buoyed emerging market equities. Indeed, for the six months, emerging market equities significantly outperformed both the broad U.S. equity market, as measured by the S&P 500 Index(2), and the developed international markets, as measured by the MSCI EAFE Index(3).

On a regional basis, the Latin American markets performed best for the semi-annual period, followed by the Asian markets. The markets of Eastern Europe, Middle East and Africa (EMEA) lagged.

FUND REVIEW

Throughout the first half of 2005, we continued to favor Asia at the expense of Latin America and the EMEA markets in terms of regional weightings.

ASIA

The equity market of SOUTH KOREA performed well during the six-month period, due primarily to a stabilizing domestic economy and a strengthening of the U.S. dollar. Thus the Fund's overweighted exposure (24.5% of Fund net assets as of June 30) benefited its performance. Within this market, forged component manufacturer Taewoong (1.3% of Fund net assets as of June 30) was a top performer based on strong demand in the shipbuilding industry it serves. On the other hand, Insun ENT (2.5% of Fund net assets as of June 30), a waste management company primarily serving the construction industry, saw its share price decline upon disappointing first quarter earnings.

The Fund also benefited from maintaining underweighted exposure to the equity markets of both TAIWAN (10.4% of Fund net assets as of June 30), which struggled despite improvement in prospects for the technology sector in the latter part of the period, and MALAYSIA (2.3% of Fund net assets as of June 30), which lagged the region overall.

Taking CHINA (5.4% of Fund net assets as of June 30) and HONG KONG (6.9% of Fund net assets as of June 30) together, the Fund maintained an overweighted exposure to these equity markets. Hong Kong stocks and Hong Kong-listed Chinese stocks performed well, as the outlook for the Hong Kong economy remained positive and most believed enough had been done by the Chinese government to cool down its property market and yet avoid an economic "hard landing." Still, the Fund's stock selection within these markets detracted from relative results. For example, Chinese stock Weiqiao Textile (1.4% of Fund net assets as of June 30), the nation's largest cotton yarn producer, performed poorly due to uncertainty following the elimination of international textile quotas phased out as of the beginning of 2005. Yanzhou Coal Mining (1.2% of Fund net assets as of June 30) also was a poor performer, as concerns over the sustainability of high coal prices and the company's capacity to grow dominated.

Further detracting from the Fund's relative results was its overweighted position in THAILAND (4.3% of Fund net assets as of June 30) and its underweighted exposure to INDIA (4.5% of Fund net assets as of June 30). Thailand's equity market was affected by weak domestic confidence, political concerns over the declining popularity of its prime minister and the after-effects of the tsunami. Though India's equity market performed well, we remained comfortable with the Fund's modest position given what we considered to be high equity valuations, the potential impact on the banking industry's profits in the face of rising interest rates and the uncertain progress of the June-September monsoon, a key factor driving India's economic growth.

                         WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

In SINGAPORE (3.5% of Fund net assets as of June 30), Noble Group (2.5% of Fund net assets as of June 30), logistics and risk management consultants for the commodity trading industry, underperformed due to a fear of peaking commodity prices. Noble Group, listed on the Singapore exchange, based in Hong Kong and conducting a significant part of its business with China, was one of the Fund's largest positions over the period.

LATIN AMERICA

Benefiting the Fund's relative performance was an overweighted exposure to the strongly-performing BRAZILIAN equity market (10.4% of Fund net assets as of June
30). Although the market sold off somewhat during the second quarter due to a political scandal involving bribery allegations against one of President Lula da Silva's top officials and due to concerns over its currency being too strong, the Fund's effective stock selection more than compensated. Particularly strong performers for the Fund were Petrobras (3.4% of Fund net assets as of June 30) and Itausa (2.4% of Fund net assets as of June 30). Integrated oil company Petrobras, unaffected by the nation's political scandal, benefited from record high fuel prices. Holding company Itausa's major holding is Banco Itau, a leading bank in Brazil, which benefited from strong loan demand and healthy interest rate margins.

The MEXICAN equity market (6.2% of Fund net assets as of June 30) also performed well, and while the Fund had an underweighted position in this market, we increased exposure during the period and also benefited from effective stock selection. Affordable housing construction company Corporacion GEO (0.8% of Fund net assets as of June 30) and beer producer Grupo Modelo (0.6% of Fund net assets as of June 30), whose brands include Corona, were particularly strong performers.

EMEA

The Fund held underweighted positions in most of the Eastern Europe, Middle East and African (EMEA) equity markets, including RUSSIA, SOUTH AFRICA, TURKEY and ISRAEL (2.1%, 6.6%, 1.4% and 1.9% of Fund net assets as of June 30, respectively).

The Fund's positioning in the central Eastern European nations and Turkey benefited relative performance. These markets were affected by disruptions in the European Union (EU) integration process through the defeat of two referendums to ratify the EU Constitution, first in France on May 29th, then in the Netherlands in early June, as well as the inability of EU officials to reach a consensus on the 2007-2013 budget. The Fund also benefited from effective stock selection in Turkey. Positioning in Israel contributed positively to Fund results as well, given that this market sold off during the period, as the peace process was derailed by heightened violence in the Gaza Strip.

On the other hand, the Fund's modest positioning in Russia and South Africa detracted. Despite some volatility, Russia's equity market performed well over the six months, boosted by strong oil prices, an improving economy and market-friendly remarks by the Putin administration late in the period. South Africa's equity market benefited from a weak rand and a strong domestic economy.

                                      * * *

Overall, we remain cautiously optimistic for emerging market equities going forward. Valuations generally appear reasonable, the Federal Reserve Board tightening cycle may be nearing an end and macroeconomic conditions in emerging markets remain sound, with many countries benefiting from current account surpluses, strong domestic demand and prudent fiscal and monetary policies. The appeal of the asset class remains strong. At the same time, the pace of global economic growth and the relative strength of commodity prices remain critical factors to monitor. We expect gains from emerging market equities to remain positive but modest in the months ahead.

We have a positive view of the Brazilian market heading into the second half of the year, as we expect slack in Brazil's domestic demand to be offset by a more positive contribution from its net exports. Elsewhere, we do not expect to change the Fund's overweighted positions in Hong Kong and China, given that economic prospects still appear favorable

                         WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

and valuations reasonable. We may seek to reduce the Fund's overweighted position in Indonesia based on concerns about less macroeconomic stability. While we intend to maintain the Fund's underweighted position in Russia, the recent market-friendly moves by the Putin administration may lead us to opportunistically seek additional investment candidates. We will, of course, continue our strategy of trying to find value throughout the emerging markets and to identify those pockets of potential in what we see as one of the most exciting, though still risky, investment arenas of this new millennium. We maintain that portfolio diversification is a key element to successful investing.

By investing in emerging markets, the Fund is exposed to certain risks. Many emerging markets are much less liquid and much more volatile than the U.S. market. Foreign investments may be subject to volatility from political or economic factors or from changing currency values.

The Fund is subject to volatility due to foreign securities risk and emerging market risk, exaggeration of price movements due to leverage, interest rate changes and market fluctuation. The Fund may invest in securities of other investment companies, which may involve additional fees such as management and other fees.

An investment in the Fund involves the risk of losing money and should be considered part of an overall investment program, not a complete investment program.

We appreciate your participation in the Van Eck Worldwide Emerging Markets Fund and look forward to helping you meet your investment goals in the future.



[GRAPHIC OMITTED]

/s/ DAVID A. SEMPLE
-------------------
DAVID A. SEMPLE
PORTFOLIO MANAGER

July 18, 2005

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE INFORMATION REFLECTS CURRENT TEMPORARY WAIVERS OF EXPENSES AND/OR FEES. HAD THE FUND INCURRED ALL EXPENSES, INVESTMENT RETURNS WOULD HAVE BEEN REDUCED. INVESTMENT RETURN AND VALUE OF SHARES OF THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THESE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DIVIDENDS AND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THESE RETURNS DO NOT TAKE VARIABLE ANNUITY/LIFE FEES AND EXPENSES INTO ACCOUNT. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END IS AVAILABLE BY CALLING 1-800-826-2333.

                         WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

The Fund is only available to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life insurance and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company's charges, fees and expenses for these benefits are not reflected in this report or in the Fund's performance, since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

All references to Fund assets refer to Total Net Assets.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.


(1) The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index) is a market capitalization weighted index that captures 60% of the publicly traded equities in each industry for approximately 25 emerging markets. "Free" indicates that the Index includes only those securities available to foreign (e.g. U.S.) investors.

(2) The Standard & Poor's (S&P) 500 Index consists of 500 widely held common stocks, covering four broad sectors (industrials, utilities, financial and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value. Construction of the S&P 500 Index proceeds from industry group to the whole. Since some industries are characterized by companies of relatively small-stock capitalization, the Index is not comprised of the 500 largest companies on the New York Stock Exchange. This Index, calculated by Standard & Poor's, is a total return index with dividends reinvested.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located in Europe, Australasia and the Far East.

                         WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                            GEOGRAPHICAL WEIGHTINGS*
                         AS OF JUNE 30, 2005 (UNAUDITED)

               [Data below represents pie chart in printed piece]

Argentina                          1.9%
South Korea                       24.5%
Philippines                       1.7%
Taiwan                            10.4%
Brazil                            10.4%
China                              5.4%
Cash/Equivalents plus
  Other Assets Less
  Liabilities                      3.1%
Hong Kong                          6.9%
Israel                             1.9%
Thailand                           4.3%
South Africa                       6.6%
Mexico                             6.2%
India                              4.5%
Singapore                          3.5%
Indonesia                          2.9%
Turkey                             1.4%
Malaysia                           2.3%
Russia                             2.1%




             TOP TEN SECTORS*
      AS OF JUNE 30, 2005 (UNAUDITED)

Electronics .........................  9.1%
Diversified .........................  8.7%
Oil & Gas ...........................  7.5%
Telecommunications ..................  6.7%
Auto Parts & Equipment ..............  5.0%
Technology ..........................  4.3%
Retail ..............................  3.8%
Home Builders .......................  3.7%
Hand/Machine Tools ..................  3.6%
Iron/Steel ..........................  3.5%



------------
* PERCENTAGE OF NET ASSETS.
PORTFOLIO IS SUBJECT TO CHANGE.

                         WORLDWIDE EMERGING MARKETS FUND
            TOP TEN EQUITY HOLDINGS AS OF JUNE 30, 2005* (UNAUDITED)
--------------------------------------------------------------------------------

SAMSUNG ELECTRONICS CO., LTD.
(SOUTH KOREA, 3.6%)
Samsung Electronics manufactures and exports a wide range of consumer and industrial electronic equipment, such as memory chips, semiconductors, personal computers, telecommunications equipment and televisions.

PETROLEO BRASILEIRO S.A. (PETROBRAS)
(BRAZIL, 3.4%)
Petrobras explores for, produces, refines, transports, and markets petroleum and petroleum products, including gasoline, diesel oil, jet fuel, aromatic extracts, petrochemicals and turpentine. The company operates refineries, oil tankers and a distribution pipeline grid in Brazil and markets its products in Brazil and abroad.

HYUNDAI MOBIS
(SOUTH KOREA, 2.8%)
Hyundai Mobis manufactures and markets automotive parts and equipment both for auto assembly and the after-sales market.

AFRICAN BANK INVESTMENTS LTD.
(SOUTH AFRICA, 2.6%)
African Bank Investments is a bank holding company. The group provides financial services to the under-serviced areas of the South African population and specializes in making consumer loans and micro-lending products to individuals and small businesses.

NOBLE GROUP LTD.
(SINGAPORE, 2.5%)

Noble Group is a diversified commodities trading company, whose principal activities comprise agricultural, energy, finance, minerals and ores, logistics and technology. The group links producers and consumers on a global basis, integrating sourcing, marketing, processing and transportation of products and e-commerce.

INSUN ENT CO., LTD.
(SOUTH KOREA, 2.5%)
Insun ENT specializes in waste management and recycling. Insun ENT also operates a real estate rental service and a building demolition business.

INVESTIMENTOS ITAU S.A. (ITAUSA)
(BRAZIL, 2.4%)

Itausa is a holding company, whose principal asset is a stake in Banco Itau, a leading bank in Brazil. Itausa also has operations in the insurance, construction materials, electronics, chemicals, real estate and telecommunications industries.

HON HAI PRECISION INDUSTRY CO., LTD.
(TAIWAN, 2.2%)
Hon Hai Precision manufactures and assembles a broad range of products for the computer and communications industries, including personal computer connectors and cable assemblies used in desktop PCs and PC servers.

TECHTRONIC INDUSTRIES CO. LTD.
(HONG KONG, 2.1%)
Techtronic Industries, through its subsidiaries, manufactures and trades electrical, electronic and professional industrial products. The products include power tools and outdoor power equipment, floor care appliances and solar powered lighting and electronic measuring products.

ADVANTECH CO., LTD.
(TAIWAN, 2.0%)

Advantech manufactures and markets embedded personal computers, network computing products, industrial automation products and panel PCs.

--------------
*PORTFOLIO IS SUBJECT TO CHANGE.
 SOME COMPANY DESCRIPTIONS COURTESY OF BLOOMBERG.COM.

                         WORLDWIDE EMERGING MARKETS FUND
                       EXPLANATION OF EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Beginning            Ending            Expenses Paid
                                                                 Account Value       Account Value       During Period*
                                                                January 1, 2005      June 30, 2005       1/1/05-6/30/05
-----------------------------------------------------------------------------------------------------------------------
Initial Class        Actual                                        $1,000.00           $1,073.30             $6.78
                     Hypothetical (5% return before expenses)      $1,000.00           $1,018.26             $6.60
-----------------------------------------------------------------------------------------------------------------------
Class R1             Actual                                        $1,000.00           $1,072.70             $6.96
                     Hypothetical (5% return before expenses)      $1,000.00           $1,018.08             $6.78
-----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.32% on the Initial Class shares and 1.35% on the Class R1 shares, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period)

                         WORLDWIDE EMERGING MARKETS FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
           NO. OF                                                   VALUE
COUNTRY    SHARES           SECURITIES                             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:

ARGENTINA: 1.9%
          150,000   Inversiones y
                      Representaciones S.A.+
                      (Sponsored GDR)                             $ 1,830,000
           25,000   Tenaris S.A. (ADR)                              1,956,750
                                                                  -----------
                                                                    3,786,750
                                                                  -----------
BRAZIL: 5.4%
          108,000   Companhia Vale do Rio
                      Doce  (Sponsored ADR)+                        2,743,200
          115,000   Petroleo Brasileiro S.A.
                      (Sponsored ADR)                               5,994,950
          175,000   Votorantim Celulose e Papel
                      S.A  (Sponsored ADR)                          2,117,500
                                                                  -----------
                                                                   10,855,650
                                                                  -----------
CHINA: 5.4%
        2,530,000   China International Marine
                      Containers Co. Ltd.
                      (Class B)*                                    2,302,960
        2,370,000   CNOOC Ltd.*                                     1,412,900
        1,400,000   Global Bio-chem Technology
                      Group Co. Ltd.*                                 866,150
          418,750   Global Bio-chem Technology
                      Group Co. Ltd.
                      Warrants (HKD 9.80,
                      expiring  5/13/07)+*                              7,005
          350,000   Weichai Power Co., Ltd.*                        1,032,111
        1,955,000   Weiqiao Textile Co. Ltd.*                       2,744,809
        3,158,400   Yanzhou Coal Mining Co. Ltd.*                   2,470,180
                                                                  -----------
                                                                   10,836,115
                                                                  -----------
HONG KONG: 6.9%
        3,520,000   Chen Hsong Holdings Ltd.*                       1,985,701
        6,900,000   China Petroleum and
                    Chemical Corporation*                           2,698,240
          300,000   Kingboard Chemical Holdings
                      Ltd.*                                           953,921
        7,932,000   Media Partners International
                      Holdings, Inc.+*                                600,151
        3,440,000   Midland Holdings Ltd.*                          1,918,439
        1,000,000   Shangri-La Asia Ltd.*                           1,538,590
        1,695,000   Techtronic Industries Co. Ltd.*                 4,270,325
                                                                  -----------
                                                                   13,965,367
                                                                  -----------
INDIA: 4.5%
           35,000   Bharat Electronics Ltd.                           565,434
          310,000   Bharti Tele-Ventures Ltd.+                      1,731,650
          140,000   Mahindra & Mahindra Ltd.                        1,798,827
          190,000   Reliance Industries Ltd.                        2,805,313
           95,955   Satyam Computer Services Ltd.                   1,120,119
           32,110   Tata Consultancy Services Ltd.                    998,494
                                                                  -----------
                                                                    9,019,837
                                                                  -----------
INDONESIA: 2.9%
        1,900,000   PT Astra International Tbk*                     2,469,122
       17,000,000   PT Berlian Laju Tanker Tbk*                     1,548,190
        3,800,000   PT Telekomunikasi
                      Indonesia Tbk*                                1,944,191
                                                                  -----------
                                                                    5,961,503
                                                                  -----------
ISRAEL: 1.9%
           46,000   Lipman Electronic
                      Engineering Ltd.                              1,415,420
           80,400   Teva Pharmaceutical
                      Industries Ltd.(ADR)                          2,503,656
                                                                  -----------
                                                                    3,919,076
                                                                  -----------
MALAYSIA: 2.3%
        1,250,000   Astro All Asia Networks PLC+*                   1,789,474
          895,000   MAA Holdings Berhad*                            1,128,407
          132,920   Multi-Purpose Holdings Berhad
                      Rights (MYR 1.00,
                      expiring 2/26/09)+*                               9,444
          600,000   Transmile Group Berhad*                         1,670,684
                                                                  -----------
                                                                    4,598,009
                                                                  -----------
MEXICO: 6.2%
           60,000   America Movil, S.A. de C.V.
                      (ADR)                                         3,576,600
          720,000   Consorcio ARA, S.A. de C.V.                     2,485,985
          750,000   Controladora Comercial
                      Mexicana, S.A. de C.V.                          904,956
          663,500   Corporacion GEO, S.A.
                      de C.V. (Series B)+                           1,674,454
           70,000   Grupo Industrial Saltillo,
                      S.A. de C.V.                                     99,471
          400,000   Grupo Modelo, S.A. de C.V.
                      (Series C)                                    1,247,448
          620,000   Walmart de Mexico, S.A.
                      de C.V. (Series V)                            2,517,060
                                                                  -----------
                                                                   12,505,974
                                                                  -----------

                        See Notes to Financial Statements

                         WORLDWIDE EMERGING MARKETS FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                      JUNE 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
           NO. OF                                                   VALUE
COUNTRY    SHARES           SECURITIES                             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS: (CONTINUED)
PHILIPPINES: 1.7%
           82,000   Philippine Long Distance
                      Telephone Company
                    (Sponsored ADR)                               $ 2,382,100
          246,400   SM Investments Corporation*                     1,121,874
                                                                  -----------
                                                                    3,503,974
                                                                  -----------
RUSSIA: 2.1%
          125,000   AO RITEK+*                                        512,375
          100,000   LUKOIL (Sponsored ADR)                          3,678,000
                                                                  -----------
                                                                    4,190,375
                                                                  -----------
SINGAPORE: 3.5%
        2,400,000   Citiraya Industries Ltd.+*                             --
        2,551,000   First Engineering Ltd.*                         1,857,612
          250,000   Goodpack Ltd.*                                    204,303
           31,250   Goodpack Ltd. Warrants
                      (SGD 1.00, expiring
                      4/13/07)+*                                        6,751
        5,887,200   Noble Group Ltd.*                               5,055,655
                                                                  -----------
                                                                    7,124,321
                                                                  -----------
SOUTH AFRICA: 6.6%
        1,916,000   African Bank Investments Ltd.*                  5,361,067
          240,000   Bidvest Group Ltd.*                             2,610,740
        1,894,200   FirstRand Ltd.*                                 3,931,192
           90,000   SABMiller PLC*                                  1,401,869
                                                                  -----------
                                                                   13,304,868
                                                                  -----------
SOUTH KOREA: 24.5%
           19,200   Cheil Communications, Inc*                      3,592,533
          185,000   Doosan Infracore Co., Ltd.*                     1,615,985
           90,000   GS Holdings Corp.*                              2,112,575
          100,000   Hanwha Chemical Corp.*                          1,192,893
           84,500   Hyundai Mobis*                                  5,649,648
           57,000   Hyundai Motor Co.*                              3,152,990
          287,707   Insun ENT Co., Ltd.*                            4,968,151
          204,740   Kangwon Land, Inc.*                             2,915,038
            1,537   Kookmin Bank
                      (Sponsored ADR)                                  70,056
          115,000   Korean Air Lines Co., Ltd.*                     1,941,578
           20,000   Korea Zinc Co., Ltd.*                             517,562
          120,000   Kumho Industrial Co., Ltd.*                     2,118,347
          150,000   Paradise Industry Co., Ltd.*                      476,195
            5,500   POSCO*                                            965,618
           55,300   POSCO (Sponsored ADR)                           2,431,541
           15,450   Samsung Electronics Co., Ltd.*                  7,342,354
          120,000   SFA Engineering Corp.*                          3,099,598
            5,550   Shinsegae Co., Ltd.*                            1,745,905
            7,400   SK Telecom Co., Ltd.*                           1,295,636
          285,000   Taewoong Co., Ltd.*                             2,549,809
                                                                  -----------
                                                                   49,754,012
                                                                  -----------
TAIWAN: 10.4%
        1,719,499   Advantech Co., Ltd.*                            4,055,141
        2,700,000   Asia Vital Components Co.,
                      Ltd.*                                         2,122,494
          425,000   Basso Industry Corp.*                             992,937
        2,270,000   Career Technology (MFG.)
                      Co., Ltd.*                                    3,454,700
          300,000   Foxconn Technology Co., Ltd.*                   1,127,280
          350,000   Gemtek Technology Corp.*                          692,243
          873,999   Hon Hai Precision Industry
                      Co., Ltd.*                                    4,520,844
          915,000   Merry Electronics Co., Ltd.*                    2,431,199
          300,000   Tsann Kuen Enterprise Co.,
                      Ltd.*                                           411,296
        1,636,800   Yuanta Core Pacific Securities
                      Co.*                                          1,204,333
                                                                  -----------
                                                                   21,012,467
                                                                  -----------
THAILAND: 4.3%
       10,250,000   Asian Property Development
                      Public Co. Ltd.*                                895,867
          605,000   Bangkok Bank Public Co. Ltd.*                   1,475,459
        2,150,000   Bumrungrad Hospital Public Co.
                      Ltd.*                                           986,351
        4,110,000   Quality Houses Public Co. Ltd.
                      Warrants (THB 1.20,
                      expiring 9/11/08)+*                              24,770
        6,271,650   Minor International Public Co.
                      Ltd.*                                           590,657
        2,150,000   Shin Corporation Public Co.
                      Ltd.*                                         1,946,787
          490,000   Siam Cement Public Co. Ltd.*                    2,697,615
                                                                  -----------
                                                                    8,617,506
                                                                  -----------
TURKEY: 1.4%
          727,499   Haci Omer Sabanci Holding
                      A.S.*                                         2,797,358
                                                                  -----------

TOTAL COMMON STOCKS: 91.9%
  (Cost: $131,601,884)                                            185,753,162
                                                                  -----------
PREFERRED STOCKS:
BRAZIL: 5.0%
        2,575,000   Caemi Mineracao e
                      Metalurgia S.A.                               2,413,720
          176,000   Gerdau S.A.                                     1,694,759
        2,243,973   Investimentos Itau S.A.                         4,857,002
           19,400   Petroleo Brasileiro S.A.                          886,928
          125,000   Randon SA Implementos e
                      Participacoes                                   292,927

TOTAL PREFERRED STOCKS: 5.0%
                                                                  -----------
  (Cost: $5,375,328)                                               10,145,336
                                                                  -----------

                        See Notes to Financial Statements

                         WORLDWIDE EMERGING MARKETS FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                      JUNE 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                   DATE OF                                 VALUE
AMOUNT                      MATURITY       COUPON                  (NOTE 1)
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 2.4%
Repurchase Agreement
  (Note 11): Purchased on
  6/30/05; maturity value
  $4,950,344 (with State
  Street Bank & Trust Co.,
  collateralized by $5,105,000
  Federal National Mortgage
  Association 3.25% due
  2/15/09 with a value of
  $5,053,154)
  (Cost: $4,950,000)           07/01/05      2.50%               $  4,950,000
                                                                 ------------
TOTAL INVESTMENTS: 99.3%
(Cost: $141,927,212)                                              200,848,498
OTHER ASSETS LESS LIABILITIES: 0.7%                                 1,466,443
                                                                 ------------
NET ASSETS: 100%                                                 $202,314,941
                                                                 ============


SUMMARY OF                           SUMMARY OF
INVESTMENTS                % OF      INVESTMENTS                % OF
BY INDUSTRY                NET       BY INDUSTRY                 NET
(UNAUDITED)               ASSETS     (UNAUDITED)               ASSETS
-----------               ------     -----------               ------
Advertising                2.1%      Iron/Steel                 3.5%
Airlines                   1.0%      Lodging                    2.5%
Auto Manufacturers         0.9%      Machinery Diversified      2.3%
Auto Parts & Equipment     5.0%      Media                      0.9%
Banks                      2.7%      Metal Fabricate/
Beverages                  1.3%        Hardware                 1.3%
Biotechnology              0.4%      Mining                     2.8%
Chemicals                  2.4%      Miscellaneous
Commercial Services        0.2%        Manufacturer             0.9%
Diversified                8.7%      Oil & Gas                  7.5%
Diversified Financial                Packaging & Containers     1.1%
   Services                3.2%      Pharmaceuticals            1.2%
Electronics                9.1%      Real Estate                3.1%
Energy                     1.2%      Retail                     3.8%
Environmental Control      2.5%      Software                   1.0%
Forest Products & Paper    1.0%      Technology                 4.3%
Hand/Machine Tools         3.6%      Telecommunications         6.7%
Healthcare Services        0.5%      Textiles                   1.4%
Home Builders              3.7%      Transportation             1.7%
Home Appliances            0.2%      Short-Term Obligations     2.4%
Insurance                  0.6%      Other Assets Less
Investment Companies       0.6%        liabilities              0.7%

                                                              ------
                                                              100.0%
                                                              ======




-------------
+   Non-income producing

* Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $137,104,178, which represented 67.8% of net assets.

Glossary:
ADR-American Depositary Receipt
GDR-Global Depository Receipt

                        See Notes to Financial Statements

                         WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS:
Investments, at value (cost $141,927,212) (Note 1) ................................................   $ 200,848,498
Cash ..............................................................................................             335
Foreign currency (cost $620,059) ..................................................................         610,653
Receivables:
   Capital shares sold ............................................................................         490,977
   Dividends and interest .........................................................................         801,915
Prepaid expenses ..................................................................................          26,672
                                                                                                      -------------
       Total assets ...............................................................................     202,779,050
                                                                                                      -------------


LIABILITIES:
Payables:
   Capital shares redeemed ........................................................................         116,607
   Due to Adviser .................................................................................         164,622
   Accounts payable ...............................................................................         182,880
                                                                                                      -------------
     Total liabilities ............................................................................         464,109
                                                                                                      -------------

Net assets ........................................................................................   $ 202,314,941
                                                                                                      =============

INITIAL CLASS SHARES:
Net Assets ........................................................................................   $ 165,858,076
                                                                                                      =============
Shares outstanding ................................................................................      10,241,956
                                                                                                      =============
Net asset value, redemption and offering price per share ..........................................   $       16.19
                                                                                                      =============

CLASS R1 SHARES:
Net Assets ........................................................................................   $  36,456,865
                                                                                                      =============

Shares outstanding ................................................................................       2,252,992
                                                                                                      =============
Net asset value, redemption and offering price per share ..........................................   $       16.18
                                                                                                      =============

Net assets consist of:
   Aggregate paid in capital ......................................................................   $ 142,628,392
   Unrealized appreciation of investments, equity swaps, forward foreign currency contracts and
     foreign currency transactions ................................................................      58,781,917
   Undistributed net investment income ............................................................       1,652,827
   Accumulated realized loss ......................................................................        (748,195)
                                                                                                      -------------
                                                                                                      $ 202,314,941
                                                                                                      =============

                        See Notes to Financial Statements

                         WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INCOME (NOTE 1):
Dividends (net of foreign taxes withheld of $261,252) ...............................                 $ 3,241,135
Interest ............................................................................                      72,436
                                                                                                      -----------
    Total income ....................................................................                   3,313,571

EXPENSES:
Management (Note 2) .................................................................  $996,652
Custodian ...........................................................................   133,216
Professional ........................................................................    64,979
INTEREST (NOTE 10) ..................................................................     4,293
Report to shareholders ..............................................................    31,675
Trustees' fees and expenses .........................................................    35,295
Transfer agency--Initial Class Shares ...............................................     6,154
Transfer agency--R1 Class Shares ....................................................     5,611
Other ...............................................................................    42,173
                                                                                        -------
    Total expenses ..................................................................                   1,320,048
                                                                                                      -----------
    Net investment income ...........................................................                   1,993,523
                                                                                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
Realized gain from security transactions ............................................                   9,690,182
Realized loss from foreign currency transactions ....................................                    (222,006)
Change in unrealized depreciation of foreign denominated assets and liabilities and forward foreign
    currency contracts ..............................................................                     (12,515)
Change in unrealized appreciation of investments ....................................                   1,910,139
                                                                                                      -----------
Net realized and unrealized gain on investments, futures and foreign currency transactions
                                                                                                       11,365,800
                                                                                                      -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................                 $13,359,323
                                                                                                      ===========


                        See Notes to Financial Statements

                         WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS ENDED
                                                                                               JUNE 30,           YEAR ENDED
                                                                                                 2005             DECEMBER 31,
                                                                                              (UNAUDITED)             2004
                                                                                             -------------       -------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income .................................................................   $   1,993,523       $   1,831,142
   Realized gain from security transactions ..............................................       9,690,182          40,820,303
   Realized losses from forward currency contracts and foreign currency transactions .....        (222,006)           (191,280)
   Realized gain from futures and swaps ..................................................              --           3,823,957
   Change in unrealized depreciation of foreign denominated assets and liabilities and
     forward currency contracts ..........................................................         (12,515)            238,806
   Change in unrealized appreciation of investments and swaps ............................       1,910,139          (8,845,538)
                                                                                             -------------       -------------
Net increase in net assets resulting from operations .....................................      13,359,323          37,677,390
                                                                                             -------------       -------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income
     Initial Class Shares ................................................................      (1,381,136)         (1,017,032)
     Class R1 Shares .....................................................................        (252,304)                 --
                                                                                             -------------       -------------
   Total dividends to shareholders .......................................................      (1,633,440)         (1,017,032)
                                                                                             -------------       -------------
CAPITAL SHARE TRANSACTIONS*:
   Proceeds from sales of shares
     Initial Class Shares ................................................................      16,146,314          49,815,599
     Class R1 Shares .....................................................................      18,556,455          26,983,355
     Reimbursement from Adviser (Note 13) ................................................         140,145                  --
                                                                                             -------------       -------------
                                                                                                34,842,914          76,798,954
                                                                                             -------------       -------------
   Reinvestment of dividends
     Initial Class Shares ................................................................       1,381,136           1,017,032
     Class R1 Shares .....................................................................         252,304                  --
                                                                                             -------------       -------------
                                                                                                 1,633,440           1,017,032
                                                                                             -------------       -------------
   Cost of shares reacquired
     Initial Class Shares ................................................................     (31,748,210)        (90,150,954)
     Class R1 Shares .....................................................................      (9,897,387)         (4,921,938)
     Redemption fees .....................................................................           7,890              39,235
                                                                                             -------------       -------------
                                                                                               (41,637,707)        (95,033,657)
                                                                                             -------------       -------------
     Net decrease in net assets resulting from capital share transactions ................      (5,161,353)        (17,217,671)
                                                                                             -------------       -------------
     Total increase in net assets ........................................................       6,564,530          19,442,687
NET ASSETS:
Beginning of period ......................................................................     195,750,411         176,307,724
                                                                                             -------------       -------------
End of period (including undistributed net investment
   income of $1,652,827 and $1,514,750 respectively) .....................................   $ 202,314,941       $ 195,750,411
                                                                                             =============       =============
*  SHARES OF BENEFICIAL INTEREST ISSUED AND REACQUIRED (UNLIMITED NUMBER OF
   $.001 PAR VALUE SHARES AUTHORIZED):

INITIAL CLASS SHARES:
   Shares sold ...........................................................................       1,034,101           3,837,100
   Reinvestment of dividends .............................................................          88,876              81,887
   Shares reacquired .....................................................................      (2,049,988)         (7,263,976)
                                                                                             -------------       -------------
   Net decrease ..........................................................................        (927,011)         (3,344,989)
                                                                                             =============       =============
CLASS R1 SHARES:+
   Shares sold ...........................................................................       1,172,172           2,127,437
   Reinvestment of dividends .............................................................          16,236                  --
   Shares reacquired .....................................................................        (638,530)           (424,323)
                                                                                             -------------       -------------
   Net increase ..........................................................................         549,878           1,703,114
                                                                                             =============       =============

+  Inception date of Class R1 shares May 1, 2004

                        See Notes to Financial Statements

                         WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                  INITIAL CLASS SHARES                                 CLASS R1 SHARES
                                   ------------------------------------------------------------   -----------------------------
                                                                                                                    FOR THE
                                   SIX MONTHS                                                     SIX MONTHS         PERIOD
                                     ENDED                                                          ENDED        MAY 1, 2004 (E)
                                    JUNE 30,                 YEAR ENDED DECEMBER 31,               JUNE 30,         THROUGH
                                     2005     -------------------------------------------------      2005         DECEMBER 31,
                                  (UNAUDITED)   2004       2003       2002      2001      2000    (UNAUDITED)        2004
                                  ----------  -------    -------    -------   -------   -------   ----------     --------------
Net Asset Value,
   Beginning of Period ...........  $ 15.21    $ 12.15    $  7.89    $  8.15   $  8.29   $ 14.26    $ 15.21         $ 11.94
                                    -------    -------    -------    -------   -------   -------    -------         -------
Income From
   Investment Operations:
Net Investment Income (Loss) .....     0.15       0.15       0.13       0.04      0.08     (0.03)      0.15            0.06
Net Realized and Unrealized Gain
   (Loss) on Investments, Swaps,
   Futures and Foreign Currency
   Transactions ..................     0.95       2.98       4.14      (0.28)    (0.22)    (5.94)      0.95            3.21
                                    -------    -------    -------    -------   -------   -------    -------         -------
Total from
   Investment Operations .........     1.10       3.13       4.27      (0.24)    (0.14)    (5.97)      1.10            3.27
                                    -------    -------    -------    -------   -------   -------     -------        -------
Less:
   Dividends from Net
     Investment Income ...........    (0.13)     (0.07)     (0.01)     (0.02)       --        --      (0.13)             --
                                    -------    -------    -------    -------   -------   -------    -------         -------
Reimbursement from Adviser
   (Note 13) .....................     0.01         --         --         --        --        --         --              --
                                    -------    -------    -------    -------   -------   -------    -------         -------
Redemption fees ..................       --(f)      --(f)      --         --        --        --         --(f)           --(f)
                                    -------    -------    -------    -------   -------   -------    -------         -------
Net Asset Value, End of Period ...  $ 16.19    $ 15.21    $ 12.15    $  7.89   $  8.15   $  8.29    $16.18          $ 15.21
                                    =======    =======    =======    =======   =======   =======    =======         =======
Total Return (a) .................     7.33%     25.89%     54.19%     (3.02)%   (1.69)%  (41.87)%     7.27%          27.39%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets,
End of Period (000) .............. $165,858  $ 169,845  $ 176,308   $149,262  $134,424  $129,047    $36,457         $25,906
Ratio of Gross Expenses to
   Average Net Assets ............     1.32%(d)   1.39%      1.43%      1.36%     1.30%     1.33%      1.35%(d)        1.52%(d)
Ratio of Net Expenses to
   Average Net Assets (b)(c) .....     1.31%(d)   1.36%      1.30%      1.30%     1.28%     1.26%      1.35%(d)        1.39%(d)
Ratio of Net Investment
   Income (Loss) to Average
   Net Assets (c) ................     1.98%(d)   1.07%      1.27%      0.39%     1.04%    (0.22)%(g)  2.12%(d)        1.27%(d)
Portfolio Turnover Rate ..........       20%        81%        63%       125%      135%      113%        20%             81%

---------------
(a) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

(b) Excluding interest expense.

(c) Net effect of expense waiver, brokerage arrangements and custodian fee arrangements to average net assets for the periods ended December 31, 2004, December 31, 2003 and December 31, 2002 was 0.03%, 0.09% and 0.03%, respectively, for Initial Class shares and for the period ended December 31, 2004 was 0.13% for Class R1 shares.

(d) Annualized.

(e) Inception date of Class R1 shares. (f) Amount represents less than $0.01 per share.

(g) Net effect of expense waiver and brokerage arrangements to average net assets was 0.02%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                         WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--Van Eck Worldwide Insurance Trust (the "Trust"), organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act of 1940, as amended. The Worldwide Emerging Markets Fund (the "Fund") is a diversified fund of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund offers two classes of shares: shares that have been continuously offered since the inception of the Fund, the Initial Class, and Class R1 shares that became available for purchase on May 1, 2004. The two classes are identical except Class R1 shares are, under certain circumstances, subject to a redemption fee on redemptions within 60 days.

A. SECURITY VALUATION--Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. As of June 23, 2003, the Fund began pricing securities traded on the NASDAQ Stock Market using the NASDAQ official close price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign market and 4:00 p.m. Eastern Time will not be reflected in the Fund's daily net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board of Trustees believes to be the fair value of the securities as of 4:00 p.m. Eastern Time. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. CURRENCY TRANSLATION--Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies as of the close of each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments were acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as realized gains or losses from foreign currency transactions.

D.   DIVIDENDS  AND   DISTRIBUTIONS--Dividend   income  and   distributions   to
shareholders are recorded on the ex-dividend date. Dividends on foreign securities are recorded when the Fund is informed of such dividends.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with U.S. generally accepted accounting principles.

E. OTHER--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated based on the identified cost basis. Interest income is accrued as earned.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

F. USE OF DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS--The Fund may buy and sell financial futures contracts for hedging purposes. When a fund enters into a futures contract, it must make an initial deposit ("initial margin") as a partial guarantee of its performance under the contract. As the value of the futures contract fluctuates, the Fund is required to make additional margin payments ("variation margin") to cover any additional obligation it may have under the contract. In the remote chance that a broker cannot fulfill its obligation, the Fund could lose the variation margin due to it. Risks may be caused by an imperfect correlation between the movements in price of the futures contract and the price of the underlying instrument and interest rates. Gains and losses on futures contracts, if any, are separately disclosed. There were no futures contracts outstanding at June 30, 2005.

OPTION CONTRACTS--The Fund may invest, for hedging and other purposes, in call and put options on securities, currencies and commodities. Call and put options give the Fund the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be exercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a realized loss upon expiration. The

                         WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)

Fund may incur additional risk to the extent the value of the underlying instrument does not correlate with the movement of the option value.

The Fund may also write call or put options. As the writer of an option, the Fund receives a premium. The Fund keeps the premium whether or not the option is exercised. The premium will be recorded, upon expiration of the option, as a short-term realized gain. If the option is exercised, the Fund must sell, in the case of a written call, or buy, in the case of a written put, the underlying instrument at the exercise price. The Fund may write only covered puts and calls. A covered call option is an option in which the Fund owns the instrument underlying the call. A covered call sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying instrument or to possible continued holding of an underlying instrument which might otherwise have been sold to protect against a decline in the market price. A covered put exposes the Fund during the term of the option to a decline in price of the underlying instrument. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. The Fund may incur additional risk from investments in written currency options if there are unanticipated movements in the underlying currencies. There were no written options outstanding at June 30, 2005.

NOTE 2--MANAGEMENT AGREEMENT--Van Eck Associates Corporation (the "Adviser") earns fees for investment management and advisory services provided to the Fund. The fee is based on an annual rate of 1% of the average daily net assets. The Adviser agreed to assume expenses exceeding 1.30% of average daily net assets except interest, taxes, brokerage commissions and extraordinary expenses for the period January 1, 2004 through April 30, 2004 and 1.40% from May 1, 2005 through April 30, 2006. Certain of the officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation, the Distributor.

NOTE   3--INVESTMENTS--Purchases  and  sales  of  securities,  other  than  U.S.
government securities and short-term obligations, aggregated $39,290,478 and $44,504,766 respectively, for the six months ended June 30, 2005.

The identified cost of investments owned at June 30, 2005 was $141,927,212 and net unrealized appreciation aggregated $58,921,286 of which $63,616,471 related to appreciated securities and $4,695,185 related to the depreciated securities.

NOTE 4--INCOME TAXES--The tax character of distributions paid to shareholders during the year ended December 31, 2004 consisted of ordinary income of $1,017,032. The tax character of distributions made in 2005 will be determined at year end.

At December 31, 2004, the Fund had a capital loss carryforward of $7,200,845 available, expiring December 31, 2010.

NOTE 5--CONCENTRATION OF RISK--The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

The  aggregate   shareholder   accounts  of  a  single  insurance   company  own
approximately 76% of the Initial Class shares and approximately 99% of the Class R1 shares.

NOTE 6--WARRANTS--The Fund invests in warrants whose values are linked to indices or underlying instruments. The Fund uses these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment.

NOTE 7--FORWARD FOREIGN CURRENCY CONTRACTS--The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities. In addition, the Fund may enter into forward foreign currency contracts to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts are included in realized gain (loss) from foreign currency transactions on the Statement of Operations. The Fund may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. At June 30, 2005, the Fund had no forward foreign currency contracts outstanding.

NOTE 8--TRUSTEE DEFERRED COMPENSATION PLAN--The Trust established a Deferred Compensation Plan (the "Plan") for Trustees. Commencing January 1, 1996, the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The Fund's contributions to the Plan are limited to the amount of fees earned by the participating Trustees. The fees otherwise payable to the participating Trustees are invested in shares of the Van Eck Funds as directed by the Trustees.

The Fund has elected to show this deferred liability net of the corresponding asset for financial statement purposes. As of June 30, 2005, the net value of the asset and corresponding liability of the Fund's portion of the Plan is $27,549.

NOTE 9--EQUITY SWAP--The Fund may enter into an equity swap to gain investment exposure to the relevant market of the underlying security. A swap is an agreement that obligates the parties to exchange cash flows at specified intervals. The Fund is obligated to pay the counterparty on trade date an amount based upon the value of the underlying instrument (notional amount) and, at termination date, final payment is settled based on the value of the underlying security on trade date versus the value on termination date plus accrued dividends. Risks may arise as a result of the failure of the counterparty to the contract to comply with the terms of the swap contract. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default of the counterparty. Therefore, the

                         WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)

Fund  considers  the
credit worthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the swap relative to the underlying securities. The net receivable or payable for financial statement purposes is shown as due to or from broker on the Statement of Assets and Liabilities. There were no outstanding equity swaps at June 30, 2005.

NOTE 10--BANK LINE OF CREDIT--The Trust may participate with other funds managed by the Adviser (the "Van Eck Funds") in a $10 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Trust and the Van Eck Funds, at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Trust and the Van Eck Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Trust and the Van Eck Funds at rates based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2005, the Fund borrowed under this Facility. The average daily balance during the eleven day period during which the loan was outstanding amounted to $2,028,000 and the weighted average interest rate was 3.66%. At June 30, 2005, there were no outstanding borrowings by the Fund under the Facility.

NOTE 11--REPURCHASE AGREEMENTS--Collateral for repurchase agreements, in the form of U.S. government obligations, the value of which must be at least 102% of the underlying debt obligations, is held by the Fund's custodian. In the remote chance the counterparty should fail to complete the repurchase agreements, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuations on the collateral.

NOTE  12--REGULATORY   MATTERS--In   connection  with  their  investigations  of
practices identified as "market timing" and "late trading" of mutual fund shares, the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") have requested and received information from the Adviser. The investigations are ongoing, and the Adviser is continuing to cooperate with such investigations. If it is determined that the Adviser or its affiliates engaged in improper or wrongful activity that caused a loss to a Fund, the Board of Trustees of the Funds will determine the amount of restitution that should be made to a Fund or its shareholders. At the present time, the amount of such restitution, if any, has not been determined.

In July 2004, the Adviser received a "Wells Notice" from the SEC in connection with the SEC's Investigation of market-timing activities. This Wells Notice informed the Adviser that the SEC staff is considering recommending that the SEC bring a civil or administrative action alleging violations of the U.S. securities laws against the Adviser and two of its senior officers.

There cannot be any assurance that if the SEC or NYAG were to assess sanctions against the Adviser, such sanctions would not materially and adversely affect the Adviser.

NOTE 13--REIMBURSEMENT FROM ADVISER--The Adviser reimbursed the Fund $140,145 in connection with dividends paid in January 2003 to shareholders redeeming on the day between record date and ex-dividend date.

                        VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------

APPROVAL OF ADVISORY AGREEMENTS

WORLDWIDE BOND FUND

WORLDWIDE EMERGING MARKETS FUND

WORLDWIDE HARD ASSETS FUND

WORLDWIDE REAL ESTATE FUND

In considering the renewal of the investment advisory agreements, the Board, including the Independent Trustees, considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for meetings of the Trustees held on April 19 and 20, 2005 to specifically consider the renewal of each Fund's investment advisory agreement. This information included, among other things, the following:

o The Adviser's response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees;

o An independent report comparing the management fees and non-investment management expenses of each Fund with those of comparable funds;

o An independent report comparing Fund investment performance to relevant peer groups of funds and appropriate indices;

o Presentations by the Adviser's key investment personnel with respect to the Adviser's investment strategies and general investment outlook in relevant markets and the resources available to support the implementation of such investment strategies;

o Reports with respect to the Adviser's brokerage practices, including the benefits received by the Adviser from research acquired with soft dollars;

o The Adviser's financial statements and business plan with respect to its mutual fund operations;

o A profitability analysis with respect to each Fund and the Van Eck complex of mutual funds as a whole; and

o    Reports on a variety of compliance-related issues.

The Board considered, among other things, the following factors in determining whether to approve each Agreement: (1) the quality, nature, cost and character of the investment management as well as the administrative and other non-investment management services provided by the Adviser and its affiliates;
(2) the nature, quality and extent of the services performed by the Adviser in interfacing and monitoring the services performed by third parties such as the Funds' custodian, transfer agent, sub-accounting agent and independent auditors, and the Adviser's commitment and efforts to review the quality and pricing of third party service providers to the Funds with a view to reducing non-management expenses of the Funds; (3) the terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Fund for the services described therein; (4) the Adviser's willingness to subsidize the operations of the Funds from time to time by means of waiving a portion of its management fees or paying expenses of the Funds; (5) the Adviser's development and use of proprietary fair valuation models with respect to foreign securities; (6) the actions of the Adviser in response to recent regulatory developments, including the development of written policies and procedures reasonably designed to prevent violations of the federal securities laws, and the implementation of recommendations of independent consultants with respect to market timing and related compliance issues; (7) the responsiveness of the Adviser to inquiries from regulatory agencies such as the SEC and the office of the New York Attorney General ("NYAG"); (8) the resources devoted to compliance efforts undertaken by the

                        VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------

APPROVAL OF ADVISORY AGREEMENTS (CONTINUED)

Adviser on behalf of the Funds and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Funds.

The Trustees considered the fact that the Adviser has received a Wells Notice from the SEC in connection with on-going investigations concerning market timing and related matters. The Trustees determined that the Adviser is cooperating with the SEC, the NYAG and the Independent Trustees in connection with these matters and that the Adviser has taken appropriate steps to implement policies and procedures reasonably designed to prevent harmful market timing activities by investors in the Funds. In addition, the Trustees concluded that the Adviser has acted in good faith in providing undertakings to the Board to make restitution of damages, if any, that may have resulted from any prior wrongful actions of the Adviser and that it would be appropriate to permit the SEC and the NYAG to bring to conclusion their pending regulatory investigations prior to the Board making any final determination of its own with respect to these same matters.

The Board considered the fact that the Adviser is managing alternative investment products, including hedge funds that invest in the same financial markets and are managed by the same investment professionals as the Funds. The Board concluded that the management of these products contributes to the Adviser's financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Funds. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Funds and these alternative products and for resolving any such conflicts of interest in a fair and equitable manner.

With respect to each Fund, the Board concluded that, in light of the services rendered and the costs associated with providing such services, the profits, if any, realized by the Adviser from managing the Fund are not unreasonable. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale as each Fund grows and concluded that, with respect to Worldwide Bond Fund and Worldwide Hard Assets Fund, the advisory fee breakpoints in place will allow the Funds to share the benefits of economies of scale as they grow in a fair and equitable manner. The Board also concluded that neither of Worldwide Emerging Markets Fund nor the Worldwide Real Estate Fund currently has sufficient assets, or in the foreseeable future is likely to have sufficient assets, for the Adviser to realize material benefits from economies of scale, and, therefore, the implementation of breakpoints would not be warranted at this time for either Fund.

With respect to each Fund, the Board also considered additional specific factors and related conclusions, as detailed below.

WORLDWIDE BOND FUND

In its renewal deliberations for the Fund, the Board noted that: (1) the Fund outperformed its peer group average for the annualized three-year period ended December 31, 2004, and was at or slightly below its peer group average for the one-year, two-year, four-year and five-year periods ended December 31, 2004; and
(2) although the Fund's management fees and overall expense ratio are high relative to its peer group, neither is unreasonable in view of the relatively small size of the Fund, the size of the entire family of Van Eck mutual funds, and the nature of the global investment strategy used to pursue the Fund's objective.

                        VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------

APPROVAL OF ADVISORY AGREEMENTS (CONTINUED)

WORLDWIDE EMERGING MARKETS FUND

In its renewal deliberations for the Fund, the Board noted that: (1) the Fund outperformed its peer group average for the annualized one-year, two-year, three-year and four-year periods ended December 31, 2004; (2) the Adviser has taken action to improve investment results in the past two years by strengthening the Fund's investment team; (3) the Adviser has agreed to waive and will continue to waive through April 2006 a portion of its management fee such that the overall management fee for the Fund during 2004, net of waivers, was below average for its peer group; and (4) the Fund's overall expense ratio, net of fee waivers, is below average for its peer group.

WORLDWIDE HARD ASSETS FUND

In its renewal deliberations for the Fund, the Board noted that: (1) the Fund outperformed its peer group average for the one-year, two-year and three-year periods ended December 31, 2004; (2) the Adviser has taken action to strengthen the Fund's investment team by adding a key energy sector analyst; and (3) the Fund's management fees and expense ratio are above average but within the range of management fees and expense ratios, respectively, for its peer group.

WORLDWIDE REAL ESTATE FUND

In its renewal deliberations for the Fund, the Board noted that: (1) the Fund outperformed its peer group average and was in the top quintile for the one-year period ended December 31, 2004; (2) the Adviser has agreed to waive and will continue to waive through April 2006 a portion of its management fee such that the overall management fee for the Fund during 2004, net of fee waivers, was below average for its peer group; and (3) the Fund's expense ratio, net of fee waivers, is above average, but within the range of expense ratios for its peer group.

The Board did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all of the matters considered by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by the advice of its independent counsel, the Board concluded that the renewal of the investment advisory agreements, including the fee structures (described herein) is in the interests of shareholders, and accordingly, the Board, including all of the Independent Trustees, approved the continuation of the advisory agreements for an additional one-year period.

[VAN ECK GLOBAL LOGO OMITTED]                             [GRAPHIC OMITTED]

Investment Adviser:    Van Eck Associates Corporation
       Distributor:    Van Eck Securities Corporation
                       99 Park Avenue, New York, NY 10016   www.vaneck.com
Account Assistance:    (800) 544-4653

This report must be preceded or accompanied by a Van Eck Worldwide Insurance Trust Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Fund's Board of Trustees/Officers and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, calling 1.800.826.2333, or by visiting www.vaneck.com, or on the Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The Fund's complete schedule of portfolio holdings is also available by calling 1.800.826.2333 or by visiting www.vaneck.com.

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the Worldwide Emerging Markets Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Worldwide Emerging Markets Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.


Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND

By (Signature and Title) /s/ Bruce J. Smith, SVP & CFO
                         -----------------------------
Date  August 26, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Keith J. Carlson, CEO
                        --------------------------
Date  August 26, 2005
      ---------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                         -------------------------
Date  August 26, 2005
      ---------------